Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000084903
Account Value [Line Items]
Line Graph and Table Measure Name	Biondo Focus Fund
Account Value	$ 25,388	$ 22,559	$ 17,344	$ 12,713	$ 21,701	$ 15,401	$ 14,069	$ 12,963	$ 10,310	$ 7,068	$ 10,000
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Account Value	$ 31,226	27,219	23,460	20,539	22,583	16,563	16,653	14,843	12,762	10,450	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	$ 31,204	$ 25,053	$ 20,948	$ 23,436	$ 16,645	$ 15,483	$ 14,023	$ 12,260	$ 10,399	$ 10,000